American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
April 30, 2023

One Choice Blend+ 2025 Portfolio - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 43.9%
Avantis Core Fixed Income Fund G Class	809,723	6,915,036
Avantis Short-Term Fixed Income Fund G Class	86,838	813,670
High Income Fund G Class	159,873	1,325,349
Inflation-Adjusted Bond Fund G Class	109,175	1,191,104
Short Duration Inflation Protection Bond Fund G Class	113,093	1,162,598
		11,407,757
Domestic Equity Funds — 30.6%
American Century Low Volatility ETF	19,909	879,231
Avantis U.S. Equity Fund G Class	181,878	2,484,447
Avantis U.S. Small Cap Value Fund G Class	17,546	233,893
Focused Large Cap Value Fund G Class	182,958	1,824,096
Growth Fund G Class	38,138	1,628,513
Heritage Fund G Class(2)	10,075	228,492
Mid Cap Value Fund G Class	28,026	439,444
Small Cap Growth Fund G Class	12,268	234,564
		7,952,680
International Fixed Income Funds — 13.6%
Emerging Markets Debt Fund G Class	59,414	525,223
Global Bond Fund G Class	344,832	2,993,145
		3,518,368
International Equity Funds — 11.9%
Avantis Emerging Markets Equity Fund G Class	24,134	250,024
Avantis International Equity Fund G Class	102,353	1,140,218
Focused International Growth Fund G Class	37,116	618,723
Global Real Estate Fund G Class	25,808	300,657
International Small-Mid Cap Fund G Class	7,491	72,517
International Value Fund G Class	87,714	700,838
		3,082,977
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $26,436,185)		25,961,782
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$25,961,782

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$5,409	$2,497	$930	$(61)	$6,915	810	$(115)	$152
Avantis Short-Term Fixed Income Fund	556	312	53	(1)	814	87	(3)	9
High Income Fund	1,075	402	157	5	1,325	160	(20)	58
Inflation-Adjusted Bond Fund	924	415	82	(66)	1,191	109	(7)	46
Short Duration Inflation Protection Bond Fund	862	430	84	(45)	1,163	113	(2)	45
American Century Low Volatility ETF	822	164	145	38	879	20	(11)	9
Avantis U.S. Equity Fund	2,495	671	758	76	2,484	182	(43)	38
Avantis U.S. Small Cap Value Fund	250	76	78	(14)	234	18	(2)	16
Focused Large Cap Value Fund	1,802	441	471	52	1,824	183	(41)	113
Growth Fund	—	1,832	335	132	1,629	38	—	40
Heritage Fund(3)	258	50	103	23	228	10	(14)	—
Mid Cap Value Fund	446	105	107	(5)	439	28	(11)	31
Small Cap Growth Fund	244	50	80	21	235	12	(12)	2
Emerging Markets Debt Fund	426	138	55	16	525	59	(8)	17
Global Bond Fund	2,296	1,114	297	(120)	2,993	345	(34)	135
Avantis Emerging Markets Equity Fund	144	137	38	7	250	24	(7)	9
Avantis International Equity Fund	1,156	225	381	140	1,140	102	(48)	25
Focused International Growth Fund	642	126	233	84	619	37	(47)	8
Global Real Estate Fund	303	67	57	(12)	301	26	(13)	2
International Small-Mid Cap Fund	81	11	28	9	73	7	(8)	1
International Value Fund	—	717	66	50	701	88	3	21
Focused Dynamic Growth Fund(3)	1,665	226	1,985	94	—	—	(207)	—
Non-U.S. Intrinsic Value Fund	691	52	795	52	—	—	(30)	—
Emerging Markets Fund	129	9	166	28	—	—	(30)	—
	$22,676	$10,267	$7,484	$503	$25,962	2,458	$(710)	$777
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.